Debt - Narrative (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2020 USD ($) draw	May 31, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($) day	Jun. 30, 2021 USD ($) day	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued			$ 1,000,000,000
Borrowings, consideration transferred				$ 1,790,400,000
Borrowings, exchange requests settled				4,700,000
Borrowings, exchange request settled, consideration transferred				12,800,000
Proceeds from settlement of capped call transactions				203,093,000	$ 0	$ 0
Borrowings, exchange requests not yet settled				13,700,000
Fair Value				437,760,000	783,356,000
Payment of issuance costs for debt				$ (4,445,000)	0	$ (410,000)
Maximum leverage ratio				3.5
Leverage ration annual increase				4.5
Credit Facility
Disclosure of detailed information about borrowings [line items]
Payment of issuance costs for debt				$ (4,400,000)
Capped Call
Disclosure of detailed information about borrowings [line items]
Fair value of derivatives				760,700,000	1,283,100,000
Initial Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued			$ 1,000,000,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued				348,799,000	889,183,000
Debt interest rate		0.625%
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs		$ 990,000,000.0
Borrowings, principal amount repurchased				643,200,000
Exchangeable Notes, net | Level 2 | At fair value
Disclosure of detailed information about borrowings [line items]
Fair Value				1,151,000,000	2,234,000,000
Exchangeable Notes, net | Capped Call
Disclosure of detailed information about borrowings [line items]
Debt instrument, fair value of embedded derivative		177,900,000		$ 124,200,000	$ 310,600,000
Payment for cost of capped calls		$ 87,700,000
Exchangeable Notes, net | Class A Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Debt conversion, number of shares issued in initial exchange (shares) | shares		12.2663
Debt conversion, initial exchange rate per share (USD per share) | $ / shares		$ 81.52
Debt conversion ratio		0.0122663
Debt conversion, threshold trading days			20 days	20 days
Debt convertible, threshold consecutive trading days | day			30	30
Debt convertible, exchange price percentage			130.00%	130.00%
Debt conversion, threshold business trading days			5 days
Debt conversion, threshold consecutive business trading days | day			5
Debt conversion, percentage of share sale price of exchange rate of notes			98.00%
Debt convertible, redemption of principal amount percentage			100.00%	100.00%
Exchangeable Notes, net | Class A Ordinary Shares | Top of range
Disclosure of detailed information about borrowings [line items]
Debt conversion, initial exchange rate per share (USD per share) | $ / shares		$ 114.42
Credit Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity				$ 1,500,000,000
Credit Facility Due October 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Undrawn amounts, interest rate	0.0020
Credit Facility Due October 2025 | Top of range | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.50%
Credit Facility Due October 2025 | Top of range | Base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.50%
Credit Facility Due October 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Undrawn amounts, interest rate	0.00075
Credit Facility Due October 2025 | Bottom of range | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.875%
Term Loan Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,000,000,000			1,000,000,000
Number of draws allowable from credit facility | draw	5
Draw period for credit facility (in months)	12 months
Revolving Credit Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Borrowing facilities, maximum borrowing capacity	$ 500,000,000			$ 500,000,000
Borrowings, additional capacity	$ 250,000,000